SHAREHOLDER’S EQUITY (Details Narrative) - $ / shares	Mar. 31, 2026	Jun. 10, 2025	Jun. 06, 2025
Equity [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001